Financial Instruments	12 Months Ended
Dec. 31, 2014
Investments, All Other Investments [Abstract]
Financial Instruments

21. FINANCIAL INSTRUMENTS

[a]	Foreign exchange contracts

At December 31, 2014, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars				For U.S. dollars
Buy (Sell)	U.S. dollar amount	Weighted average rate	Euro amount	Weighted average rate	Peso amount	Weighted average rate
2015	235	1.10195	42	1.47805	4,390	0.07221
2015	(617)	0.92552	(15)	0.69344	(123)	13.47236
2016	30	1.07317	23	1.48303	2,766	0.07135
2016	(370)	0.91253	—	—	—	—
2017	2	1.09970	—	—	911	0.06884
2017	(226)	0.89597	—	—	—	—
2018	(76)	0.87961	—	—	—	—
2019	(39)	0.87043	—	—	—	—

	(1,061)		50		7,944

	For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	GBP amount	Weighted average rate	Czech koruna amount	Weighted average rate
2015	85	0.76616	13	1.19170	2,571	0.03800
2015	(152)	1.31120	(15)	0.85706	—	—
2016	24	0.76905	—	—	1,609	0.03698
2016	(81)	1.30607	(13)	0.80758	—	—
2017	3	0.78725	—	—	755	0.03656
2017	(43)	1.33328	(9)	0.81324	—	—
2018	(12)	1.31030	(1)	0.81930	—	—

	(176)		(25)		4,935

Based on forward foreign exchange rates as at December 31, 2014 for contracts with similar remaining terms to maturity, the gains and losses relating to the Company’s foreign exchange forward contracts recognized in other comprehensive income are approximately $30 million and $174 million, respectively [note 20].

The Company does not enter into foreign exchange forward contracts for speculative purposes.

[b]	Financial assets and liabilities

The Company’s financial assets and liabilities consist of the following:

	2014	2013
Trading
Cash and cash equivalents	$1,253	$1,554
Investment in ABCP [note 8]	88	92

	$1,341	$1,646

Held-to-maturity investments
Severance investments	$4	$5

Available-for-sale investments
Equity investments	$5	$4

Loans and receivables
Accounts receivable	$5,635	$5,246
Long-term receivables included in other assets [note 12]	87	111

	$5,722	$5,357

Other financial liabilities
Bank indebtedness	$33	$41
Long-term debt (including portion due within one year)	995	332
Accounts payable	5,105	4,781

	$6,133	$5,154

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses and other	$22	$42
Other assets	8	20
Other accrued liabilities	(93)	(37)
Other long-term liabilities	(82)	(28)

	(145)	(3)
Commodity contracts
Other accrued liabilities	(1)	(1)

	$(146)	$(4)

[c]	Derivatives designated as effective hedges, measured at fair value

The Company presents derivatives that are designated as effective hedges at gross fair values in the consolidated balance sheets. However, master netting and other similar arrangements allow net settlements under certain conditions. The following table shows the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2014
Assets	$30	$28	$2
Liabilities	$(174)	$(28)	$(146)
December 31, 2013
Assets	$62	$42	$20
Liabilities	$(65)	$(42)	$(23)

[d]	Fair value

The Company determined the estimated fair values of its financial instruments based on valuation methodologies it believes are appropriate; however, considerable judgment is required to develop these estimates. Accordingly, these estimated fair values are not necessarily indicative of the amounts the Company could realize in a current market exchange. The estimated fair value amounts can be materially affected by the use of different assumptions or methodologies. The methods and assumptions used to estimate the fair value of financial instruments are described below:

Cash and cash equivalents, accounts receivable, bank indebtedness and accounts payable.

Due to the short period to maturity of the instruments, the carrying values as presented in the consolidated balance sheets are reasonable estimates of fair values.

Investments

At December 31, 2014, the Company held Canadian third party ABCP with a face value of Cdn$107 million [2013—Cdn$107 million]. The carrying value and estimated fair value of this investment was Cdn$102 million [2013—Cdn$99 million]. As fair value information is not readily determinable for the Company’s investment in ABCP, the fair value was based on a valuation technique estimating the fair value from the perspective of a market participant [note 8].

At December 31, 2014, the Company held available-for-sale investments in publicly traded companies. At December 31, 2014, the carrying value and fair value of these investments was $5 million [2013—$4 million], which was based on the closing share prices of these investments.

Term debt

The Company’s term debt includes $184 million due within one year. Due to the short period to maturity of this debt, the carrying value as presented in the consolidated balance sheet is a reasonable estimate of its fair value.

Senior Notes

At December 31, 2014, the total estimated fair value of the Senior Notes was approximately $755 million, determined primarily using active market prices, categorized as Level 1 inputs within the GAAP’s fair value hierarchy.

[e]	Credit risk

The Company’s financial assets that are exposed to credit risk consist primarily of cash and cash equivalents, accounts receivable, held-to-maturity investments and foreign exchange and commodity forward contracts with positive fair values.

Cash and cash equivalents, which consist of short-term investments, are only invested in governments, bank term deposits and bank commercial paper with an investment grade credit rating. Credit risk is further reduced by limiting the amount which is invested in certain governments or any major financial institution.

The Company’s trading investments include an investment in ABCP [note 8]. Given the continuing uncertainties regarding the value of the underlying assets, the amount and timing of cash flows and the risk of collateral calls in the event that spreads widened considerably, the Company could be exposed to further losses on its investment.

The Company is also exposed to credit risk from the potential default by any of its counterparties on its foreign exchange forward contracts. The Company mitigates this credit risk by dealing with counterparties who are major financial institutions that the Company anticipates will satisfy their obligations under the contracts.

In the normal course of business, the Company is exposed to credit risk from its customers, substantially all of which are in the automotive industry and are subject to credit risks associated with the automotive industry. For the year ended December 31, 2014, sales to the Company’s six largest customers represented 83% of the Company’s total sales; and substantially all of its sales are to customers in which the Company has ongoing contractual relationships.

[f]	Currency risk

The Company is exposed to fluctuations in foreign exchange rates when manufacturing facilities have committed to the delivery of products for which the selling price has been quoted in currencies other than the facilities’ functional currency, and when materials and equipment are purchased in currencies other than the facilities’ functional currency. In an effort to manage this net foreign exchange exposure, the Company employs hedging programs, primarily through the use of foreign exchange forward contracts [note 21[a]].

As at December 31, 2014, the net foreign exchange exposure, after considering the impact of foreign exchange contracts, was not significant.

[g]	Interest rate risk

The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities. In particular, the amount of interest income earned on cash and cash equivalents is impacted more by investment decisions made and the demands to have available cash on hand, than by movements in interest rates over a given period.

In addition, the Company is not exposed to interest rate risk on its term debt and Senior Notes as the interest rates on these instruments are fixed.